Consolidated income statement - Parenthetical (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale	[1]	$ 34		$ (3,256)
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		(56)	[2]	352
Bank of Communications Co., Limited
Disclosure of detailed information about business combination [line items]
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[2]	56
Dilution loss of interest in associate		1,136		0
Impairment loss recognised in profit or loss		1,000		0
Grupo Financiero Galicia
Disclosure of detailed information about business combination [line items]
Loss on financial assets at FV through P&L		100
Banking business in Canada
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				(4,800)
Gain on acquisition, excluding hedging gain				4,600
Increase/(decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation				600
– other reserves reclassified to income statement on disposal or dilution of a foreign operation				400
Banking business in Canada | Hedges of net investment in foreign operations
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				(255)
Argentina business
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				$ 1,200
French portfolio of home and certain other loans | – net income or losses from financial instruments held for trading or managed on a fair value basis
Disclosure of detailed information about business combination [line items]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period		$ 100

[1]	Includes amounts from ‘Other operating income‘ relating to the execution of all sales of business operations. In 1H24, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the sale of our business in Argentina was recognised.
3
[2]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.